Schedule of Allocation of Plan Assets (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 52	$ 48	$ 47
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	9
Fair Value, Inputs, Level 1 | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	4
Fair Value, Inputs, Level 1 | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	3
Fair Value, Inputs, Level 1 | Government And Government Agency
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Fair Value, Inputs, Level 1 | Mortgage And Other Asset-Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52	39
Fair Value, Inputs, Level 2 | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	7
Fair Value, Inputs, Level 2 | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	10
Fair Value, Inputs, Level 2 | Government And Government Agency
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	9
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	12
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0
Fair Value, Inputs, Level 2 | Mortgage And Other Asset-Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1
Estimate of Fair Value, Fair Value Disclosure
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	52	48
Estimate of Fair Value, Fair Value Disclosure | U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21	11
Estimate of Fair Value, Fair Value Disclosure | Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	13
Estimate of Fair Value, Fair Value Disclosure | Government And Government Agency
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	10
Estimate of Fair Value, Fair Value Disclosure | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	12
Estimate of Fair Value, Fair Value Disclosure | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Estimate of Fair Value, Fair Value Disclosure | Mortgage And Other Asset-Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 1